CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s revenues at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Revenues	revenues
Customer A	$6,283,257	14%
Customer B	4,764,066	11%
Customer C	4,351,667	10%
	$15,398,990	35%

	Year ended December 31, 2011
		Percentage of
	Revenues	revenues
Customer A	$6,864,028	13.0%
Customer B	6,701,160	12.7%
Customer C	5,463,218	10.0%
Customer D	5,384,537	10.0%
	$24,412,943	45.7%

Schedule Of Revenue By Major Vendors By Reporting Segments Table [Text Block]

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s purchases at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Purchases	purchases
Vendor A	$5,073,101	26%
Vendor B	5,055,048	25%
Vendor C	3,206,274	16%
	$13,334,423	67%

	Year ended December 31, 2011
		Percentage of
	Purchases	purchases
Vendor A	$11,757,680	48.0%
Vendor B	6,463,616	24.0%
Vendor C	5,567,582	20.0%
	$23,788,878	92.0%

	Year ended December 31, 2010
		Percentage of
	Purchases	purchases
Vendor A	$5,980,333	47.0%
Vendor B	4,056,541	32.0%
	$10,036,874	79.0%